Inputs Included in Option Pricing Model (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Time to liquidity (in years)	2 years	6 months
Volatility	53.00%	57.00%
Discounted cash flow rate	14.00%	14.00%
Risk free interest rate	0.25%	0.21%
Marketability discount rate	27.00%	20.00%